Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 295,259	¥ 471,119
Gain (losses) on sale from securitization and loan sales	¥ 7,678	¥ 9,215